PROVISION FOR INCOME TAXES (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
NOL Carryover	$ (1,058,724)	$ (578,959)
Valuation allowance	1,058,724	578,959
Net deferred tax asset	$ 0	$ 0